Other liabilities - Changes in the provision for maintenance (Details) - Provision for maintenance costs - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of other provisions [line items]
Balances at the beginning of the year	$ 29,097	$ 31,703
Accrual of the year	3,134	2,947
Use of the provision	(2,750)	(2,804)
Provision reversal		(1,377)
Translation differences and inflation adjustment	(560)	(1,372)
Balances at the end of year	$ 28,921	$ 29,097